Employee Benefits	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan (the “Plan”) covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.75% of each eligible participant’s compensation in 2013 and 2.5% of each eligible participant’s compensation for 2012 and 2011, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $284 thousand, $270 thousand and $242 thousand for 2013, 2012 and 2011, respectively.

The Company maintains a stock option plan. No stock options were granted during the three years presented.

The following summarizes stock options activity for the years ended December 31:

	2013		2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	31,760	$17.85	39,620	$17.49	39,945	$17.48
Granted	—	—	—	—	—	—
Exercised	(1,000)	(16.10)	(4,650)	(16.05)	—	—
Forfeited	—		(3,210)	(16.06)	(325)	(16.05)

Outstanding at end of year	30,760	17.90	31,760	17.85	39,620	17.49

Options exercisable at year-end	30,760	$17.90	31,760	$17.85	39,620	$17.49
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Options outstanding at December 31, 2013 were as follows:

	Outstanding
Range Of Exercise Prices	Number	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 15.00	1,000	0.60	1,000	$15.00
18.00	29,760	2.22	29,760	18.00

Outstanding at year-end	30,760	2.17	30,760	$17.90

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $34 thousand and $4 thousand at December 31, 2013 and 2012, respectively. There were 1,000 and 4,650 stock options exercised in 2013 and 2012, respectively and no stock options exercised in 2011. There were no share awards vested in 2013 or 2012.